RELATED PARTY TRANSACTIONS AND BALANCES (Details)			1 Months Ended				12 Months Ended
	Sep. 23, 2025 shares	Nov. 13, 2023 shares	Aug. 31, 2025 CNY (¥)	Nov. 30, 2024 CNY (¥) ¥ / shares shares	Nov. 30, 2024 USD ($) shares	Jun. 30, 2019 shares	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)	Aug. 31, 2025 USD ($)
RELATED PARTY TRANSACTIONS AND BALANCES
Repayments of related party debt									¥ 2,834,000	¥ 9,482,000
Amounts due to intercompany							¥ 9,658,000		9,658,000		$ 1,381,000
Issuance of ordinary shares							69,704,000
Amounts due from related parties									600,000
Revenue							107,898,000	$ 15,429,000	111,714,000	174,045,000
Cost							¥ 106,089,000	15,170,000	113,318,000	¥ 213,179,000
Shanghai Zhong Shun Heng Xin Network Science and Technology Co. Ltd
RELATED PARTY TRANSACTIONS AND BALANCES
Equity interest acquired							49.00%				49.00%
Class A ordinary shares
RELATED PARTY TRANSACTIONS AND BALANCES
Issuance of ordinary shares for equity financing (in shares) | shares	65,934,000	150,000,000
Class B ordinary shares
RELATED PARTY TRANSACTIONS AND BALANCES
Issuance of ordinary shares for equity financing (in shares) | shares				50,000,000	50,000,000
Aggregate price per share | ¥ / shares				¥ 0.0297
Issuance of ordinary shares				¥ 10,660,221	$ 1,524,391
Related party
RELATED PARTY TRANSACTIONS AND BALANCES
Accounts receivable							¥ 6,284,000				$ 899,000
Prepayments and other current assets							515,000				74,000
Accounts payable							3,629,000				519,000
Related party | Online game services and other revenues
RELATED PARTY TRANSACTIONS AND BALANCES
Revenue							7,854,000	1,123,000
Cost							6,921,000	990,000
Related party | Nanyang Biologics Pte Ltd
RELATED PARTY TRANSACTIONS AND BALANCES
Loan amount			¥ 7,132,030									$ 1,019,867
Loan term			2 years
Interest rate (Percent)			8.00%
Interest receivable							173,689				24,837
Amounts due from related parties							7,306				1,045
Related party | Shanghai Zhong Shun Heng Xin Network Science and Technology Co. Ltd
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due from related parties							500,000				$ 70,000.00
Revenue							7,854,000	1,123,000
Related party | Shanghai Zhong Shun Heng Xin Network Science and Technology Co. Ltd | Online game services and other revenues
RELATED PARTY TRANSACTIONS AND BALANCES
Cost							6,921,000	$ 990,000
Chairman and chief executive officer | Jun Zhu
RELATED PARTY TRANSACTIONS AND BALANCES
Loan from related party							0		0
Repayments of related party debt							0		2,000,000
Amounts due to intercompany							¥ 0		¥ 0
Share purchase agreement with comtec | Related party
RELATED PARTY TRANSACTIONS AND BALANCES
Percentage of equity interest						9.90%
Share purchase agreement with comtec | Related party | Class A ordinary shares
RELATED PARTY TRANSACTIONS AND BALANCES
Common stock, shares subscribed but unissued | shares						3,444,882